OTHER CURRENT ASSETS (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Capitalized fulfillment costs	$ 3,101,000	$ 3,558,000
Agent receivables	560,000	969,000
Advances	1,348,000	1,238,000
Claims receivables	4,550,000	8,784,000
Bunker receivables on time charter-out contracts	26,241,000	21,659,000
Funding provided to ship managers	18,680,000	6,983,000
Other receivables	2,790,000	4,621,000
Total other current assets	57,270,000	47,812,000
Allowance for credit losses	46,300	46,300
Provision for doubtful debts	$ 0	$ 0